Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative instruments at fair value	$ 543,337	$ 527,073
Derivative instruments, at fair value	2,413,608	600,877
Recurring | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative instruments at fair value	66,833	70,603
Derivative instruments, at fair value	126,053	93,361
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative instruments at fair value	476,504	456,470
Derivative instruments, at fair value	2,287,555	507,516
Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative instruments at fair value	0	0
Derivative instruments, at fair value	0	0
Recurring | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative instruments at fair value	543,337	527,073
Derivative instruments, at fair value	$ 2,413,608	$ 600,877